Exhibit 99
Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	August 2010
Payment Date	9/15/2010
Transaction Month	2

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

			Weighted Avg Remaining
	Dollar Amount	# of Receivables	Term at Cutoff
Initial Pool Balance	$1,538,327,921.38	70,892	55.7 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$353,000,000.00	0.50555%	August 15, 2011
Class A-2 Notes	$273,300,000.00	0.650%	December 15, 2012
Class A-3 Notes	$473,400,000.00	0.980%	October 15, 2014
Class A-4 Notes	$192,840,000.00	1.580%	September 15, 2015
Class B Notes	$40,810,000.00	2.540%	February 15, 2016
Class C Notes	$27,210,000.00	2.770%	May 15, 2016
Class D Notes	$27,210,000.00	3.560%	January 15, 2017

Total	$1,387,770,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,487,361.48

Principal:
Principal Collections	$31,374,635.60
Prepayments in Full	$23,805,072.04
Liquidation Proceeds	$111,081.23
Recoveries	$0.00

Sub Total	$55,290,788.87

Collections	$60,778,150.35

Purchase Amounts:
Purchase Amounts Related to Principal	$600,419.90
Purchase Amounts Related to Interest	$2,655.70

Sub Total	$603,075.60

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds — Total	$61,381,225.95

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	August 2010
Payment Date	9/15/2010
Transaction Month	2

III. DISTRIBUTIONS

				Carryover	Remaining
	Calculated Amount	Amount Paid	Shortfall	Shortfall	Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$61,381,225.95
Servicing Fee	$1,230,227.46	$1,230,227.46	$0.00	$0.00	$60,150,998.49
Interest — Class A-1 Notes	$120,877.58	$120,877.58	$0.00	$0.00	$60,030,120.91
Interest — Class A-2 Notes	$148,037.50	$148,037.50	$0.00	$0.00	$59,882,083.41
Interest — Class A-3 Notes	$386,610.00	$386,610.00	$0.00	$0.00	$59,495,473.41
Interest — Class A-4 Notes	$253,906.00	$253,906.00	$0.00	$0.00	$59,241,567.41
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$59,241,567.41
Interest — Class B Notes	$86,381.17	$86,381.17	$0.00	$0.00	$59,155,186.24
Second Priority Principal Payment	$12,946,124.23	$12,946,124.23	$0.00	$0.00	$46,209,062.01
Interest — Class C Notes	$62,809.75	$62,809.75	$0.00	$0.00	$46,146,252.26
Third Priority Principal Payment	$27,210,000.00	$27,210,000.00	$0.00	$0.00	$18,936,252.26
Interest — Class D Notes	$80,723.00	$80,723.00	$0.00	$0.00	$18,855,529.26
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$18,855,529.26
Regular Principal Payment	$246,765,248.37	$18,855,529.26	$0.00	$0.00	$0.00
Additional Trustee Fees and	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00

Total		$61,381,225.95

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$12,946,124.23
Third Priority Principal Payment	$27,210,000.00
Regular Principal Payment	$18,855,529.26

Total	$59,011,653.49
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$59,011,653.49	$167.17	$120,877.58	$0.34	$59,132,531.07	$167.51
Class A-2 Notes	$0.00	$0.00	$148,037.50	$0.54	$148,037.50	$0.54
Class A-3 Notes	$0.00	$0.00	$386,610.00	$0.82	$386,610.00	$0.82
Class A-4 Notes	$0.00	$0.00	$253,906.00	$1.32	$253,906.00	$1.32
Class B Notes	$0.00	$0.00	$86,381.17	$2.12	$86,381.17	$2.12
Class C Notes	$0.00	$0.00	$62,809.75	$2.31	$62,809.75	$2.31
Class D Notes	$0.00	$0.00	$80,723.00	$2.97	$80,723.00	$2.97

Total	$59,011,653.49	$44.65	$1,139,345.00	$0.86	$60,150,998.49	$45.51

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	August 2010
Payment Date	9/15/2010
Transaction Month	2

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$286,921,372.60	0.8128084	$227,909,719.11	0.6456366
Class A-2 Notes	$273,300,000.00	1.0000000	$273,300,000.00	1.0000000
Class A-3 Notes	$473,400,000.00	1.0000000	$473,400,000.00	1.0000000
Class A-4 Notes	$192,840,000.00	1.0000000	$192,840,000.00	1.0000000
Class B Notes	$40,810,000.00	1.0000000	$40,810,000.00	1.0000000
Class C Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Class D Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000

Total	$1,321,691,372.60	0.9523850	$1,262,679,719.11	0.9098624

Pool Information
Weighted Average APR		4.376%		4.330%
Weighted Average Remaining Term		54.86		54.07
Number of Receivables Outstanding		69,009		66,853
Pool Balance		$1,476,272,953.36		$1,420,306,271.22
Adjusted Pool Balance (Pool Balance — YSOC Amount)		$1,304,449,857.83		$1,254,325,248.37
Pool Factor		0.9596608		0.9232793
VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$15,383,279.21
Targeted Credit Enhancement Amount	$21,304,594.07
Yield Supplement Overcollateralization Amount	$165,981,022.85
Targeted Overcollateralization Amount	$171,902,337.71
Actual Overcollateralization Amount (EOP Pool Balance — EOP Note Balance)	$157,626,552.11
VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$15,383,279.21
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$15,383,279.21
Change in Reserve Account Balance	$0.00

Specified Reserve Balance	$15,383,279.21

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	August 2010
Payment Date	9/15/2010
Transaction Month	2
VIII. NET LOSSES AND DELINQUENT RECEIVABLES

	# of Receivables	Amount
Realized Loss	224	$75,473.37
(Recoveries)	0	$0.00

Net Losses for Current Collection Period		$75,473.37
Cumulative Net Losses Last Collection Period		$435.60

Cumulative Net Losses for all Collection Periods		$75,908.97

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.06%

Delinquent Receivables:

	% of EOP Pool	# of Receivables	Amount
31-60 Days Delinquent	0.54%	378	$7,737,139.85
61-90 Days Delinquent	0.04%	23	$526,135.26
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00

Total Delinquent Receivables	0.58%	401	$8,263,275.11

Repossesion Inventory:

Repossesed in the Current Collection Period		31	$822,983.54
Total Repossesed Inventory		31	$867,277.87

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.0000%
Preceding Collection Period			0.0003%
Current Collection Period			0.0625%
Three Month Average			0.0210%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0000%
Preceding Collection Period			0.0000%
Current Collection Period			0.0344%
Three Month Average			0.0115%